UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3440

                               Scudder Portfolios
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          ------

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Cash Reserve Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                 Principal
                                                                                                 Amount ($)     Value ($)
                                                                                      -----------------------------------

Commercial Paper** 23.5%
Apreco, LLC, 3.32%, 8/8/2005                                                           12,000,000             11,957,947
Charta, LLC, 3.25%, 8/4/2005                                                           11,000,000             10,966,236
Giro Funding US Corp., 3.13%, 7/8/2005                                                 10,000,000              9,993,914
Kitty Hawk Funding Corp., 3.31%, 7/25/2005                                             12,000,000             11,973,520
Lake Constance Funding LLC, 3.05%, 7/1/2005                                             7,000,000              7,000,000
Verizon Network Funding Corp., 3.21%, 7/7/2005                                          7,000,000              6,996,255
                                                                                                            ------------
Total Commercial Paper (Cost $58,887,872)                                                                     58,887,872

US Government Sponsored Agencies 4.8%
Federal Home Loan Mortgage Corp., 3.083%*, 10/7/2005
(Cost $12,000,000)                                                                     12,000,000             12,000,000
                                                                                                            ------------
US Government Agency Sponsored Pass-Throughs 4.0%
Federal National Mortgage Association, 3.05%**, 7/1/2005
(Cost $10,000,000)                                                                     10,000,000             10,000,000
                                                                                                            ------------
Short Term Notes* 21.2%
American Honda Finance Corp., 3.404%, 6/22/2006                                         5,000,000              5,000,000
Credit Suisse First Boston, 3.38%, 9/9/2005                                             6,000,000              6,000,270
Links Finance LLC, 3.215%, 5/22/2006                                                   12,000,000             11,998,902
Merrill Lynch & Co., Inc., 3.2%, 5/5/2006                                              12,000,000             12,008,155
Morgan Stanley, 3.32%, 11/15/2005                                                       8,000,000              8,000,000
Skandinaviska Enskila Banken, 3.27%, 7/18/2006                                          7,000,000              7,000,000
Westpac Banking Corp., 3.05%, 10/3/2005                                                 3,000,000              2,999,276
                                                                                                            ------------
Total Short Term Notes (Cost $53,006,603)                                                                     53,006,603

Certificates of Deposit and Bank Notes 16.2%
Bank of The West, 3.1%, 7/1/2005                                                       11,000,000             11,000,000
HBOS Treasury Services PLC, 3.8%, 7/10/2006                                             6,000,000              6,000,000
Kimberly-Clark Corp., 4.5%, 8/1/2005                                                    7,000,000              7,005,770
Toronto Dominion Bank, 3.75%, 5/16/2006                                                 2,000,000              1,999,829
UniCredito Italiano SpA, 3.8%, 6/15/2006                                                2,500,000              2,500,000
Wells Fargo Bank, NA, 3.1%, 7/8/2005                                                   12,000,000             12,000,000
                                                                                                            ------------
Total Certificates of Deposit and Bank Notes (Cost $40,505,599)                                               40,505,599

Guaranteed Investment Contracts 2.4%
New York Life Insurance Co., 3.12%* , 9/20/2005
(Cost $6,000,000)                                                                       6,000,000              6,000,000
                                                                                                            ------------
Promissory Notes 2.4%
The Goldman Sachs Group, Inc., 3.538%*, 8/10/2005
(Cost $6,000,000)                                                                       6,000,000              6,000,000
                                                                                                            ------------
Repurchase Agreements 26.0%
JPMorgan Chase, Inc., 3.43%, dated 6/30/2005, to be repurchased at
$20,001,906 on 7/1/2005 (a)                                                            20,000,000             20,000,000
Morgan Stanley & Co., Inc., 3.40%, dated 6/30/2005, to be repurchased
at $38,003,589 on 7/1/2005 (b)                                                         38,000,000             38,000,000
State Street Bank and Trust Co., 2.65%, dated 6/30/2005,
to be repurchased at $7,116,524 on 7/1/2005 (c)                                         7,116,000              7,116,000
                                                                                                            ------------
Total Repurchase Agreements (Cost $65,116,000)                                                                65,116,000

                                                                                           % of
                                                                                         Net Assets          Value ($)
                                                                                         ----------          ---------

Total Investment Portfolio  (Cost $251,516,074)                                             100.5            251,516,074
Other Assets and Liabilities, Net                                                            -0.5             -1,308,500
                                                                                                            ------------
Net Assets                                                                                  100.0            250,207,574
                                                                                                            ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $20,502,859 Federal Home Loan Mortgage Corp., with various coupon rates from 4.0-4.5%, with various maturity dates of 4/15/2017-8/15/2017 with a value of $20,403,439.

(b) Collateralized by $38,760,000 Federal Home Loan Mortgage Corp., with various coupon rates from 3.35-4.0%, with various maturity dates of 11/9/2007-12/15/2009 with a value of $38,764,123.

(c) Collateralized by $7,175,000 Federal Home Loan Bank, 3.25%, maturing on 8/15/2005 with a value of $7,259,579.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Reserves Fund, a series of
                                    Scudder Portfolios


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Reserves Fund, a series of
                                    Scudder Portfolios


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005